Revenue - Schedule of Utility Infrastructure Services Contracts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Billed on completed contracts and contracts in progress	$ 184,100	$ 219,298
Other receivables	2,588	2,622
Contracts receivable, gross	186,688	221,920
Allowance for doubtful accounts	(439)	(61)
Contracts receivable, net	$ 186,249	$ 221,859